OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	$ 26,891	$ 25,983
Other comprehensive income/(loss) (Note 22)	1,314	(926)	$ (32)
Balance at end of year	30,993	26,891	25,983
Accumulated benefit obligation, (increase) decrease for settlement and curtailment	27
Cash flow hedge loss reported in AOCI and expected to be reclassified to net income in the next 12 months, net of tax	15
Cash flow hedge gain (loss) to be reclassified within twelve months, net of tax	(11)
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(1,043)	(376)	(383)
Other comprehensive income/(loss), before reclassifications	1,150	(590)	7
Amounts reclassified from AOCI	0	(77)	0
Other comprehensive income/(loss) (Note 22)	1,150	(667)	7
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform	0
Balance at end of year	107	(1,043)	(376)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(31)	(28)	(97)
Other comprehensive income/(loss), before reclassifications	(9)	(1)	27
Amounts reclassified from AOCI	16	(2)	42
Other comprehensive income/(loss) (Note 22)	7	(3)	69
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform	1
Balance at end of year	(23)	(31)	(28)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(203)	(208)	(198)
Other comprehensive income/(loss), before reclassifications	(114)	(11)	(26)
Amounts reclassified from AOCI	15	16	16
Other comprehensive income/(loss) (Note 22)	(99)	5	(10)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform	(12)
Balance at end of year	(314)	(203)	(208)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(454)	(348)	(261)
Other comprehensive income/(loss), before reclassifications	72	(117)	(101)
Amounts reclassified from AOCI	12	11	14
Other comprehensive income/(loss) (Note 22)	84	(106)	(87)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform	(6)
Balance at end of year	(376)	(454)	(348)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(1,731)	(960)	(939)
Other comprehensive income/(loss), before reclassifications	1,099	(719)	(93)
Amounts reclassified from AOCI	43	(52)	72
Other comprehensive income/(loss) (Note 22)	1,142	(771)	(21)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform	(17)
Balance at end of year	(606)	(1,731)	(960)
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income/(loss), before reclassifications	166	(159)	(14)
Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income/(loss), before reclassifications	(1)	$ 4	$ 3
Amounts reclassified from AOCI	5
Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts reclassified from AOCI	$ 2